Condensed Consolidating Financial Information Condensed Consolidating Statements of Income (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Condensed Income Statements, Captions [Line Items]
Revenues	$ 15,303	$ 14,307	$ 15,228	$ 14,548	$ 15,351	$ 12,779	$ 14,238	$ 13,336	$ 14,784	$ 59,434	$ 55,137	$ 55,632
Operating expenses	(9,001)				(8,729)					(32,726)	(30,306)	(29,993)
Selling, general, administrative and other	(2,152)				(2,087)					(8,860)	(8,176)	(8,754)
Depreciation and amortization	(732)				(742)					(3,011)	(2,782)	(2,527)
Total costs and expenses	(11,885)				(11,558)					(44,597)	(41,264)	(41,274)
Restructuring and impairment charges	0				(15)					(33)	(98)	(156)
Allocations to non-guarantor subsidiaries	0				0					0	0	0
Other income, net	0				53					601	78	0
Interest expense, net	(63)				(129)					(574)	(385)	(260)
Equity in the income (loss) of investees, net	76				43					(102)	320	926
Income (Loss) from Continuing Operations before Income Taxes	3,431				3,745					14,729	13,788	14,868
Income taxes	(645)				728					(1,663)	(4,422)	(5,078)
Earnings from subsidiary entities	0				0					0	0	0
Net income	2,786	2,419	3,059	3,115	4,473	1,865	2,474	2,539	2,488	13,066	9,366	9,790
Less: Net income attributable to noncontrolling interests	2				(50)					(468)	(386)	(399)
Net income attributable to The Walt Disney Company (Disney)	2,788	$ 2,322	$ 2,916	$ 2,937	4,423	$ 1,747	$ 2,366	$ 2,388	$ 2,479	12,598	8,980	9,391
Comprehensive income excluding noncontrolling interests	2,809				4,547					13,029	9,431	7,833
Reclassifications & Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	55				(16)					(86)	185	345
Operating expenses	0				0					0	0	0
Selling, general, administrative and other	0				0					0	0	0
Depreciation and amortization	0				0					0	0	0
Total costs and expenses	0				0					0	0	0
Restructuring and impairment charges	0				0					0	0	0
Allocations to non-guarantor subsidiaries	0				0					0	0	0
Other income, net	(55)				16					86	(185)	(345)
Interest expense, net	0				0					0	0	0
Equity in the income (loss) of investees, net	0				0					0	0	0
Income (Loss) from Continuing Operations before Income Taxes	0				0					0	0	0
Income taxes	0				0					0	0	0
Earnings from subsidiary entities	(2,839)				(4,628)					(13,216)	(9,247)	(9,540)
Net income	(2,839)				(4,628)					(13,216)	(9,247)	(9,540)
Less: Net income attributable to noncontrolling interests	0				0					0	0	0
Net income attributable to The Walt Disney Company (Disney)	(2,839)				(4,628)					(13,216)	(9,247)	(9,540)
Comprehensive income excluding noncontrolling interests	(2,800)				(4,678)					(13,037)	(9,153)	(9,479)
TWDC
Condensed Income Statements, Captions [Line Items]
Revenues	0				0					0	0	0
Operating expenses	0				0					0	0	0
Selling, general, administrative and other	0				0					0	0	0
Depreciation and amortization	0				0					0	0	0
Total costs and expenses	0				0					0	0	0
Restructuring and impairment charges	0				0					0	0	0
Allocations to non-guarantor subsidiaries	0				0					0	0	0
Other income, net	0				0					0	0	0
Interest expense, net	(65)				0					0	0	0
Equity in the income (loss) of investees, net	0				0					0	0	0
Income (Loss) from Continuing Operations before Income Taxes	(65)				0					0	0	0
Income taxes	12				0					0	0	0
Earnings from subsidiary entities	0				0					0	0	0
Net income	(53)				0					0	0	0
Less: Net income attributable to noncontrolling interests	0				0					0	0	0
Net income attributable to The Walt Disney Company (Disney)	(53)				0					0	0	0
Comprehensive income excluding noncontrolling interests	(53)				0					0	0	0
Legacy Disney
Condensed Income Statements, Captions [Line Items]
Revenues	0				0					0	0	0
Operating expenses	0				0					0	0	0
Selling, general, administrative and other	(141)				(127)					(615)	(450)	(488)
Depreciation and amortization	0				0					(1)	(1)	(1)
Total costs and expenses	(141)				(127)					(616)	(451)	(489)
Restructuring and impairment charges	0				0					0	0	0
Allocations to non-guarantor subsidiaries	127				118					576	405	365
Other income, net	76				(19)					41	163	332
Interest expense, net	(125)				(141)					(698)	(510)	(434)
Equity in the income (loss) of investees, net	0				0					0	0	0
Income (Loss) from Continuing Operations before Income Taxes	(63)				(169)					(697)	(393)	(226)
Income taxes	12				(36)					79	126	77
Earnings from subsidiary entities	2,839				4,628					13,216	9,247	9,540
Net income	2,788				4,423					12,598	8,980	9,391
Less: Net income attributable to noncontrolling interests	0				0					0	0	0
Net income attributable to The Walt Disney Company (Disney)	2,788				4,423					12,598	8,980	9,391
Comprehensive income excluding noncontrolling interests	2,809				4,547					13,029	9,431	7,833
Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	15,248				15,367					59,520	54,952	55,287
Operating expenses	(9,001)				(8,729)					(32,726)	(30,306)	(29,993)
Selling, general, administrative and other	(2,011)				(1,960)					(8,245)	(7,726)	(8,266)
Depreciation and amortization	(732)				(742)					(3,010)	(2,781)	(2,526)
Total costs and expenses	(11,744)				(11,431)					(43,981)	(40,813)	(40,785)
Restructuring and impairment charges	0				(15)					(33)	(98)	(156)
Allocations to non-guarantor subsidiaries	(127)				(118)					(576)	(405)	(365)
Other income, net	(21)				56					474	100	13
Interest expense, net	127				12					124	125	174
Equity in the income (loss) of investees, net	76				43					(102)	320	926
Income (Loss) from Continuing Operations before Income Taxes	3,559				3,914					15,426	14,181	15,094
Income taxes	(669)				764					(1,742)	(4,548)	(5,155)
Earnings from subsidiary entities	0				0					0	0	0
Net income	2,890				4,678					13,684	9,633	9,939
Less: Net income attributable to noncontrolling interests	2				(50)					(468)	(386)	(399)
Net income attributable to The Walt Disney Company (Disney)	2,892				4,628					13,216	9,247	9,540
Comprehensive income excluding noncontrolling interests	$ 2,853				$ 4,678					$ 13,037	$ 9,153	$ 9,479